REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 199,907	$ 232,020	$ 24,772
Unrealized (loss)/gain on oil and gas derivative instruments, net	(284,658)	288,977	179,891
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(84,751)	520,997	204,663
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	39,232	139,929	0
Unrealized gain/(loss) on derivatives	(142,521)	121,959	51,286
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	73,120	110,696	24,772
Unrealized gain/(loss) on derivatives	(76,847)	55,315	126,940
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	87,555	(18,605)	0
Unrealized MTM adjustment for commodity swap derivatives	$ (65,290)	$ 111,703	$ 1,665